Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock Subject to Possible Redemption Reflected on the Condensed Consolidated Balance Sheets are Reconciled

As of March 31, 2026 and December 31, 2025, shares of Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled on the following table:

Class A common stock subject to possible redemption at December 31, 2024	$4,285,713
Less:
Redemption of common stock subject to possible redemption	(3,921,295)
Plus:
Diminution of carrying value to redemption value	(5,787)
Class A common stock subject to possible redemption at December 31, 2025	358,631
Plus:
Accretion of carrying value to redemption value	2,754
Class A common stock subject to possible redemption at March 31, 2026	$361,385

As of December 31, 2025 and 2024, shares of Class A common stock subject to possible redemption reflected on the consolidated balance sheets are reconciled on the following table:

Class A common stock subject to possible redemption at December 31, 2022	$258,996,758
Less:
Redemption of common stock subject to possible redemption	(239,604,919)
Plus:
Accretion of carrying value to redemption value	5,445,229
Class A common stock subject to possible redemption at December 31, 2023	24,837,068
Less:
Redemption of common stock subject to possible redemption	(21,677,622)
Plus:
Accretion of carrying value to redemption value	1,126,267
Class A common stock subject to possible redemption at December 31, 2024	4,285,713
Less:
Redemption of common stock subject to possible redemption	(3,921,295)
Plus:
Diminution of carrying value to redemption value	(5,787)
Class A common stock subject to possible redemption at December 31, 2025	$358,631

Schedule of Compute Basic and Diluted Net Income Loss Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of stock.
	Class A Common Stock
	For the Three Months Ended March 31,
	2026	2025
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(465,596)	$(768,658)

Denominator:
Weighted average shares outstanding	9,859,887	10,145,156

Basic and diluted net loss per common share	$(0.05)	$(0.08)
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of stock.
	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Common Stock		Common Stock
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(1,271,227)	$—	$(2,648,946)	$—

Denominator:
Weighted average shares outstanding	10,057,621	—	11,243,598	—
Basic and diluted net loss per common share	$(0.13)	$—	$(0.24)	$—